Summary of Significant Accounting Policies - Basic and Dilutive Common Shares Outstanding Used in Determining Net Income Per Share (Detail) - $ / shares shares in Thousands	12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016	Mar. 31, 2015
Earnings Per Share [Abstract]
Basic common shares outstanding	442,700	445,300	445,000
Dilutive effect of stock awards	1,200	1,900	1,400
Diluted common shares outstanding	443,900	447,200	446,400
Net income per share - basic	$ 0.62	$ 0.55	$ 0.65
Net income per share - diluted	$ 0.62	$ 0.55	$ 0.65